Income Taxes (Tables)	12 Months Ended
Aug. 31, 2015
Income Taxes Tables
Significant components of the Company's deferred tax assets

Significant components of the Company's deferred tax assets at August 31, 2015 and 2014 are as follows:

	2015	2014
Deferred tax assets:
Net operating loss carryforwards	$4,817,277	$4,421,974
Capitalized research and development	1,157,431	993,062
Depreciation	(5,615)	(2,625)
Stock based compensation	1,425,291	1,276,788
Research and development credit carry forward	310,797	256,417
Total deferred tax assets	7,705,181	6,945,616
Less: valuation allowance	(7,705,181)	(6,945,616)
Net deferred tax asset	$-	$-

Schedule of Components of Income Tax Expense (Benefit)

The following is a reconciliation between expected income tax benefit and actual, using the applicable statutory income tax rate of 34% for the years ended August 31, 2015 and 2014:

	2015	2014
Income tax benefit at statutory rate	$2,751,533	$1,323,410
Permanent differences	(2,046,348)	(601)
Research and development credit	54,380	49,702
Change in valuation allowance	(759,565)	(1,372,511)
	$-	$-